Goodwill and Intangible Assets (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	$ 198.6	$ 198.3	$ 198.4
Intangible assets	229.4	251.3
Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	0.0	0.0
Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	220.6	242.3
Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	8.8	9.0
Cost
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	254.0	253.7
Intangible assets	908.9	905.6
Cost | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	111.3	111.3
Cost | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	503.2	503.2
Cost | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	294.4	291.1
Accumulated Amortization and Impairment
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Goodwill	(55.4)	(55.4)
Intangible assets	(679.5)	(654.3)
Accumulated Amortization and Impairment | Intellectual property
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(111.3)	(111.3)
Accumulated Amortization and Impairment | Other intangible assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	(282.6)	(260.9)
Accumulated Amortization and Impairment | Computer software assets
Disclosure of reconciliation of changes in intangible assets and goodwill [line items]
Intangible assets	$ (285.6)	$ (282.1)